Lease liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Lease liabilities
Opening balance	$ 2,641,794	$ 2,415,549
Additions	38,283	921,498
Repayment	(340,880)	(726,893)
Interest on lease liability	70,243	139,132
Lease termination		(151,800)
Currency translation	3,222	44,308
Closing balance	2,412,662	2,641,794
Current	714,842	647,638
Non-current	$ 1,697,820	$ 1,994,156